Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.8%
bpost SA	36,008	$426,206

Banks — 9.4%
KBC Group NV	66,666	4,861,683

Beverages — 22.3%
Anheuser-Busch InBev SA/NV	144,943	11,485,846

Biotechnology — 8.1%
Argenx SE(a)	12,080	1,798,121
Galapagos NV(a)(b)	12,152	2,396,375

		4,194,496

Capital Markets — 0.8%
Gimv NV	6,945	424,229

Chemicals — 10.1%
Recticel SA	23,635	207,698
Solvay SA	20,219	2,318,521
Tessenderlo Group SA(a)	10,212	356,371
Umicore SA	53,917	2,317,318

		5,199,908

Construction & Engineering — 0.6%
Cie. d’Entreprises CFE	3,204	299,576

Distributors — 1.0%
D’ieteren SA/NV	8,359	539,173

Diversified Financial Services — 9.6%
Ackermans & van Haaren NV	6,981	1,050,675
Groupe Bruxelles Lambert SA	22,365	2,271,154
KBC Ancora	12,666	622,025
Sofina SA	4,629	1,004,455

		4,948,309

Diversified Telecommunication Services — 2.6%
Proximus SADP	44,245	1,335,721

Electric Utilities — 1.4%
Elia System Operator SA/NV	8,651	715,395

Electronic Equipment, Instruments & Components — 1.3%
Barco NV	2,944	680,048

Entertainment — 0.7%
Kinepolis Group NV	5,718	384,585

Equity Real Estate Investment Trusts (REITs) — 8.5%
Aedifica SA	7,461	913,142
Befimmo SA	7,762	500,665
Cofinimmo SA	7,089	1,048,952
Intervest Offices & Warehouses NV	8,969	269,481
Montea CVA	4,224	368,399
Retail Estates NV	3,520	345,811
Warehouses De Pauw CVA	5,293	937,272

		4,383,722

Food & Staples Retailing — 1.7%
Colruyt SA	16,812	871,235

Health Care Equipment & Supplies — 0.7%
Biocartis NV(a)(b)(c)	24,638	165,712
Ion Beam Applications(a)(b)	12,811	195,072

		360,784

Security	Shares	Value

Health Care Providers & Services — 0.9%
Fagron	22,082	$451,161

Health Care Technology — 0.6%
AGFA-Gevaert NV(a)	64,983	333,174

Insurance — 5.7%
Ageas	48,579	2,918,124

IT Services — 0.4%
Econocom Group SA/NV	75,909	197,023

Media — 1.3%
Telenet Group Holding NV(a)	14,746	665,966

Metals & Mining — 0.7%
Bekaert SA	13,481	354,659

Oil, Gas & Consumable Fuels — 1.5%
Euronav NV	57,385	625,767
Exmar NV(a)	27,443	163,094

		788,861

Personal Products — 0.9%
Ontex Group NV	24,534	467,174

Pharmaceuticals — 5.9%
Mithra Pharmaceuticals SA(a)(b)	7,815	239,203
UCB SA	34,362	2,787,008

		3,026,211

Semiconductors & Semiconductor Equipment — 1.0%
Melexis NV	6,905	504,011

Textiles, Apparel & Luxury Goods — 0.6%
Sioen Industries NV	6,268	147,552
Van de Velde NV	5,993	169,162

		316,714

Wireless Telecommunication Services — 0.6%
Orange Belgium SA	13,475	299,379

Total Common Stocks — 99.7% (Cost: $55,744,862)		51,433,373

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	2,927,152	2,928,322
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	20,000	20,000

		2,948,322

Total Short-Term Investments — 5.7% (Cost: $2,948,252)		2,948,322

Total Investments in Securities — 105.4% (Cost: $58,693,114)		54,381,695

Other Assets, Less Liabilities — (5.4)%		(2,798,762)

Net Assets — 100.0%		$51,582,933

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Belgium ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,699,780	1,227,372	2,927,152	$2,928,322	$10,842	(a)	$154	$(346)
BlackRock Cash Funds: Treasury, SL Agency Shares	19,000	1,000	20,000	20,000	82		—	—

				$2,948,322	$10,924		$154	$(346)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	12/20/19	$122	$193

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$51,433,373	$—	$—	$51,433,373
Money Market Funds	2,948,322	—	—	2,948,322

	$54,381,695	$—	$—	$54,381,695

Derivative financial instruments(a)
Assets
Futures Contracts	$193	$—	$—	$193

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2